Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Total revenues	$ 47,010	$ 41,740	$ 135,782	$ 121,948	$ 160,953
Total cost of revenues	27,248	24,506	76,342	69,012	90,986
Gross profit	19,762	17,234	59,440	52,936	69,967
Research and development expenses	2,636	3,414	10,101	12,512	15,185
Selling and marketing expenses	4,505	4,501	13,573	13,862	18,428
General and administrative expenses	4,819	4,014	13,084	11,578	15,702
Other expenses (income)	(14)	11		11	601
Operating income	7,816	5,294	22,682	14,973	20,051
Financial income	492	646	1,479	1,434	2,118
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(43)	(60)	(766)	255	(94)
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,677)	(1,766)	(4,057)	(5,316)	(8,081)
Financial expenses	(221)	(167)	(605)	(471)	(660)
Income (expense) before tax on income	6,367	3,947	18,733	10,875	13,334
Taxes on income	(1,071)	(84)	(2,097)	(221)	1,128
Net income (loss)	5,296	3,863	16,636	10,654	14,462
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Gain (loss) from securities measured at fair value through other comprehensive income
Gain (loss) on cash flow hedges	207	32	770	(63)	(30)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(317)	(4)	(475)	(61)	(59)
Remeasurement gain (loss) from defined benefit plan			10	8	89
Total comprehensive income (loss)	$ 5,186	$ 3,891	$ 16,941	$ 10,538	$ 14,462
Basic net earnings per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.29	$ 0.19	$ 0.25
Diluted net earnings per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.29	$ 0.18	$ 0.25
Proprietary Products
Total revenues	$ 39,523	$ 37,128	$ 117,976	$ 110,032	$ 141,447
Total cost of revenues	20,884	20,869	61,464	59,207	73,708
Distribution
Total revenues	7,487	4,612	17,806	11,916	19,506
Total cost of revenues	$ 6,364	$ 3,637	$ 14,878	$ 9,805	$ 17,278